Basis of presentation and accounting policies - Aeropuertos Argentina 2000 S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,374,600	$ 3,312,536
Current assets	507,643	532,742
Total assets	3,882,243	3,845,278
Non-current liabilities	2,121,327	2,172,030
Current liabilities	562,302	450,551
Total liabilities	2,683,629	2,622,581
Equity	1,198,614	1,222,697	$ 797,142	$ 803,324
Revenue	1,558,640	1,426,145	1,575,153
Gross profit	420,215	454,720	545,170
Operating income	223,635	298,974	369,149
Financial Results	(207,023)	(291,326)	(239,492)
Share of income in associates	(5,353)	(4,146)	(15,841)
Income tax expense	17,079	14,101	46,925
Net income	(5,820)	(10,599)	66,891
Other comprehensive loss for the year	(25,020)	(248,585)	(25,135)
Total comprehensive income / (loss) for the year	(30,840)	(259,184)	$ 41,756
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Non-current assets	1,223,668	1,053,818
Current assets	145,516	199,532
Total assets	1,369,184	1,253,350
Non-current liabilities	513,118	503,679
Current liabilities	217,989	146,274
Total liabilities	731,107	649,953
Equity	638,077	603,397
Revenue	924,842	813,248
Gross profit	222,733	257,940
Operating income	149,788	197,846
Financial Results	(62,682)	(137,265)
Share of income in associates	0	0
Income tax expense	11,647	(33,388)
Net income	98,753	27,193
Other comprehensive loss for the year	(19,094)	(214,547)
Total comprehensive income / (loss) for the year	79,659	(187,354)
Dividends paid	52,354	0
Increase/(decrease) in cash
(Used in) /Provided by operating activities	(66,850)	57,527
Provided by/ (Used in) investing activities	14,639	(3,732)
Provided by /(Used in) financing activities	$ 12,469	$ (33,687)